SHARE-BASED PAYMENT - Restricted Share (Details) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Oct. 21, 2015 CNY (¥) ¥ / shares shares	Oct. 21, 2015 ¥ / shares $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Oct. 21, 2015 $ / shares
Expense
Share-based compensation expense			¥ 65,154	¥ 55,128	¥ 134,709
US Plan | Restricted Shares
SHARE-BASED PAYMENT
Number of restricted shares granted | shares	4,740,777
Exercise price per share | $ / shares		$ 0
Vesting period (in years)	4 years
Reacquisition of non-vested shares, consideration	¥ 0
Recognized compensation expense service period	4 years
Aggregate fair value of the restricted shares at the grant dates	¥ 25,397
Fair value per ordinary share on the grant-date | (per share)	¥ 5.36	$ 5.36				$ 0.84
Fair value of vested shares			0	2,758	6,165
Unrecognized compensation cost			0
Expense
Share-based compensation expense			¥ 0	¥ 118	¥ 3,992
US Plan | Restricted Shares | Share-based Compensation Award, Tranche One
SHARE-BASED PAYMENT
Vesting rights percentage	0.25%
US Plan | Restricted Shares | Annual Basis Ending on Fourth Anniversary of Grant Date
SHARE-BASED PAYMENT
Vesting period (in years)	3 years
Vesting rights percentage	0.75%